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                       AMERICAN INDEPENDENCE FUNDS TRUST
                         335 MADISON AVENUE, MEZZANINE
                               NEW YORK, NY 10017


VIA EDGAR TRANSMISSION
----------------------

Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:       AMERICAN INDEPENDENCE FUNDS TRUST (THE "TRUST")
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          RULE 497(j) FILING
          SEC FILE NOS. 333-124214, 811-21757

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended.

As the Secretary of the Trust, I hereby certify that the American Independence Funds definitive Prospectuses and Statement of Additional Information, which would have been filed by the Trust pursuant to Rule 497(c), would not have differed from that contained in the Trust's most recent Post-Effective Amendment on Form N-1A, filed pursuant to EDGAR on January 24, 2007.

If you have any questions concerning this filing, please do not hesitate to call me at 646-747-3475, or in my absence, contact John Pileggi at 646-747-3490.

Sincerely,


/s/ Theresa Donovan
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Theresa Donovan
Secretary
American Independence Funds Trust